Document and Entity Information	Aug. 01, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Core Scientific, Inc./tx
Amendment Flag	false
Entity Central Index Key	0001839341
Document Type	8-K
Document Period End Date	Aug. 01, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	210 Barton Springs
Entity Address, Address Line Two	Road
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	(512)
Local Phone Number	402-5233
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CORZ
Security Exchange Name	NASDAQ
Warrants Exercisable For Shares Of Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, exercisable for shares of common stock
Trading Symbol	CORZW
Security Exchange Name	NASDAQ